Income (Loss) Per Share - Basic and Diluted Income (Loss) per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Net income (loss) per common share:
Net income (loss)	$ 4,589	$ (5,724)	$ 31,021	$ (7,677)
Weighted average number of common shares - basic	83,676,425	83,591,030	83,646,230	83,591,030
Dilutive effect of stock-based awards	290,449		316,165
Weighted average number of common shares - diluted	83,966,874	83,591,030	83,962,395	83,591,030
Basic	$ 0.05	$ (0.07)	$ 0.37	$ (0.09)
Diluted	$ 0.05	$ (0.07)	$ 0.37	$ (0.09)